American High-Income Trust®
Investment portfolio
December 31, 2024
unaudited

Bonds, notes & other debt instruments 84.69% Corporate bonds, notes & loans 84.05% Energy 13.47%	Principal amount (000)	Value (000)
3R Lux SARL 9.75% 2/5/2031[1]	USD11,370	$11,765
Antero Midstream Partners, LP 5.375% 6/15/2029[1]	11,250	10,964
Antero Midstream Partners, LP 6.625% 2/1/2032[1]	925	932
Antero Resources Corp. 5.375% 3/1/2030[1]	4,600	4,448
Apache Corp. 4.625% 11/15/2025	5,540	5,512
Apache Corp. 5.10% 9/1/2040	6,985	6,117
Apache Corp. 4.75% 4/15/2043	3,015	2,410
Archrock Partners, LP 6.25% 4/1/2028[1]	5,720	5,693
Archrock Partners, LP 6.625% 9/1/2032[1]	10,210	10,207
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	3,830	4,649
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	4,042	4,129
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	24,485	23,869
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	12,100	12,039
Baytex Energy Corp. 8.50% 4/30/2030[1]	10,440	10,677
Baytex Energy Corp. 7.375% 3/15/2032[1]	41,905	40,870
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	25,330	24,213
Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	2,785	2,847
Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	16,370	16,833
Borr IHC, Ltd. 10.00% 11/15/2028[1]	58,852	58,791
Borr IHC, Ltd. 10.375% 11/15/2030[1]	24,662	24,624
California Resources Corp. 7.125% 2/1/2026[1]	6,275	6,281
California Resources Corp. 8.25% 6/15/2029[1]	11,625	11,800
Cenovus Energy, Inc. 5.375% 7/15/2025	204	204
Cenovus Energy, Inc. 4.25% 4/15/2027	390	385
Cenovus Energy, Inc. 5.25% 6/15/2037	151	142
Cenovus Energy, Inc. 5.40% 6/15/2047	232	207
Cheniere Energy Partners, LP 4.50% 10/1/2029	618	599
Cheniere Energy, Inc. 4.625% 10/15/2028	20,199	19,775
Chord Energy Corp. 6.375% 6/1/2026[1]	2,865	2,866
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	27,700	28,565
Civitas Resources, Inc. 5.00% 10/15/2026[1]	17,860	17,641
Civitas Resources, Inc. 8.375% 7/1/2028[1]	20,620	21,441
Civitas Resources, Inc. 8.625% 11/1/2030[1]	16,405	17,195
Civitas Resources, Inc. 8.75% 7/1/2031[1]	65,373	68,235
CNX Midstream Partners, LP 4.75% 4/15/2030[1]	5,745	5,262
CNX Resources Corp. 6.00% 1/15/2029[1]	28,863	28,329
CNX Resources Corp. 7.375% 1/15/2031[1]	18,926	19,461
CNX Resources Corp. 7.25% 3/1/2032[1]	28,960	29,591
Comstock Resources, Inc. 6.75% 3/1/2029[1]	6,150	6,001
Comstock Resources, Inc. 5.875% 1/15/2030[1]	26,710	24,935
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	37,186	38,898
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	51,475	51,258
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	33,655	32,716
Devon Energy Corp. 5.875% 6/15/2028	2,830	2,842
Devon Energy Corp. 4.50% 1/15/2030	10,040	9,716
American High-Income Trust — Page 1 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Diamond Foreign Asset Co. 8.50% 10/1/2030[1]	USD7,845	$8,149
DT Midstream, Inc. 4.125% 6/15/2029[1]	26,695	24,949
DT Midstream, Inc. 4.375% 6/15/2031[1]	7,241	6,612
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	15,469	15,799
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	33,275	35,140
Energean Israel Finance, Ltd. 5.375% 3/30/2028[1]	20,000	18,575
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	22,830	20,111
Energy Transfer, LP 6.00% 2/1/2029[1]	1,500	1,522
Energy Transfer, LP 7.375% 2/1/2031[1]	377	395
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	22,265	22,569
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	14,979	14,282
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	4,000	4,016
EQM Midstream Partners, LP 7.50% 6/1/2030[1]	7,428	7,931
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	37,446	35,242
EQT Corp. 5.00% 1/15/2029	3,925	3,871
EQT Corp. 3.625% 5/15/2031[1]	6,515	5,810
Expand Energy Corp. 5.75% 3/15/2023[2]	1,730	7
Expand Energy Corp. 5.875% 2/1/2029[1]	20,310	20,159
Expand Energy Corp. 6.75% 4/15/2029[1]	14,610	14,782
Expand Energy Corp. 5.375% 3/15/2030	15,225	14,898
Expand Energy Corp. 4.75% 2/1/2032	4,615	4,299
Expand Energy Corp. 4.875% 4/15/2032[2]	28,871	123
Genesis Energy, LP 8.00% 1/15/2027	22,546	22,960
Genesis Energy, LP 7.75% 2/1/2028	8,635	8,654
Genesis Energy, LP 8.25% 1/15/2029	31,760	32,105
Genesis Energy, LP 8.875% 4/15/2030	23,003	23,429
Genesis Energy, LP 7.875% 5/15/2032	54,710	53,630
Global Partners, LP 6.875% 1/15/2029	2,950	2,930
Global Partners, LP 8.25% 1/15/2032[1]	11,825	12,170
Gran Tierra Energy, Inc. 9.50% 10/15/2029[1]	5,825	5,432
Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	4,180	4,214
Harbour Energy PLC 5.50% 10/15/2026[1]	27,305	27,300
Harvest Midstream I, LP 7.50% 9/1/2028[1]	35,517	35,864
Harvest Midstream I, LP 7.50% 5/15/2032[1]	20,180	20,569
Hess Midstream Operations, LP 5.125% 6/15/2028[1]	6,390	6,220
Hess Midstream Operations, LP 6.50% 6/1/2029[1]	8,995	9,091
Hess Midstream Operations, LP 4.25% 2/15/2030[1]	28,875	26,742
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	9,470	9,201
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	20,025	19,124
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	20,333	19,211
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	25,982	24,126
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	20,585	19,036
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	37,956	38,782
Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	6,480	6,616
Lealand Finance Co. BV, Term Loan, (3-month USD CME Term SOFR + 4.00%) 3.00% PIK and 5.687% Cash 12/31/2027[3,4,5]	41	17
Matador Resources Co. 6.875% 4/15/2028[1]	8,675	8,807
Matador Resources Co. 6.50% 4/15/2032[1]	17,840	17,668
Matador Resources Co. 6.25% 4/15/2033[1]	14,415	14,006
MEG Energy Corp. 5.875% 2/1/2029[1]	16,730	16,346
Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	22,796	456
Murphy Oil Corp. 6.375% 7/15/2028	4,682	4,704
Murphy Oil Corp. 6.00% 10/1/2032	10,445	10,045
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	21,480	18,953
American High-Income Trust — Page 2 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Nabors Industries, Inc. 7.375% 5/15/2027[1]	USD19,215	$19,210
Nabors Industries, Inc. 9.125% 1/31/2030[1]	31,760	32,328
Nabors Industries, Inc. 8.875% 8/15/2031[1]	16,205	15,064
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.585% 10/30/2028[3,5]	6,143	5,899
NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	47,575	47,432
NFE Financing, LLC 12.00% 11/15/2029[1]	370,276	389,335
NGL Energy Operating, LLC 8.125% 2/15/2029[1]	17,855	18,107
NGL Energy Operating, LLC 8.375% 2/15/2032[1]	34,325	34,624
NGPL PipeCo, LLC 4.875% 8/15/2027[1]	1,010	1,003
Noble Finance II, LLC 8.00% 4/15/2030[1]	33,975	34,348
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	35,680	36,260
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	17,175	17,750
NuStar Logistics, LP 6.00% 6/1/2026	6,129	6,142
Occidental Petroleum Corp. 4.20% 3/15/2048	2,543	1,830
Parkland Corp. 4.625% 5/1/2030[1]	7,220	6,634
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	1,190	1,216
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	1,375	1,350
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	35,710	39,291
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	22,620	22,984
Permian Resources Operating, LLC 6.25% 2/1/2033[1]	42,361	41,849
Petroleos Mexicanos 6.875% 10/16/2025	6,200	6,185
Petroleos Mexicanos 4.50% 1/23/2026	10,000	9,657
Petroleos Mexicanos 6.875% 8/4/2026	5,000	4,917
Petroleos Mexicanos 8.75% 6/2/2029	14,137	14,173
Petroleos Mexicanos 6.84% 1/23/2030	3,670	3,355
Petroleos Mexicanos 5.95% 1/28/2031	10,880	9,197
Petroleos Mexicanos 7.69% 1/23/2050	8,495	6,416
Petroleos Mexicanos 6.95% 1/28/2060	9,580	6,585
Range Resources Corp. 4.875% 5/15/2025	5,803	5,791
Range Resources Corp. 8.25% 1/15/2029	8,450	8,706
Range Resources Corp. 4.75% 2/15/2030[1]	9,970	9,363
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	18,814	18,308
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	14,905	15,216
SM Energy Co. 6.50% 7/15/2028	2,910	2,895
Southwestern Energy Co. 5.70% 1/23/2025	5,630	5,634
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	4,610	4,130
Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	17,290	17,950
Sunoco, LP 6.00% 4/15/2027	12,591	12,575
Sunoco, LP 5.875% 3/15/2028	4,210	4,196
Sunoco, LP 7.00% 9/15/2028[1]	34,975	35,809
Sunoco, LP 7.00% 5/1/2029[1]	6,585	6,763
Sunoco, LP 4.50% 5/15/2029	36,280	34,230
Sunoco, LP 4.50% 4/30/2030	38,700	35,921
Sunoco, LP 7.25% 5/1/2032[1]	19,080	19,724
Superior Plus, LP 4.50% 3/15/2029[1]	6,485	5,902
Talos Production, Inc. 9.00% 2/1/2029[1]	25,390	26,073
Talos Production, Inc. 9.375% 2/1/2031[1]	26,275	26,811
Targa Resources Partners, LP 6.50% 7/15/2027	4,322	4,356
Targa Resources Partners, LP 6.875% 1/15/2029	18,530	19,002
Targa Resources Partners, LP 5.50% 3/1/2030	6,906	6,932
Targa Resources Partners, LP 4.875% 2/1/2031	13,835	13,368
TGS ASA 8.50% 1/15/2030[1]	17,220	17,691
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	6,681	6,864
American High-Income Trust — Page 3 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	USD8,610	$8,643
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	23,031	23,525
Transocean, Inc. 8.25% 5/15/2029[1]	6,410	6,285
Transocean, Inc. 8.75% 2/15/2030[1]	13,839	14,332
Transocean, Inc. 8.50% 5/15/2031[1]	9,590	9,412
Transocean, Inc. 6.80% 3/15/2038	7,850	6,440
USA Compression Partners, LP 6.875% 9/1/2027	2,403	2,413
USA Compression Partners, LP 7.125% 3/15/2029[1]	12,470	12,702
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	28,325	26,044
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	3,784	3,822
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	48,565	43,530
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	23,430	20,146
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	14,650	15,251
Venture Global LNG, Inc. 9.50% 2/1/2029[1]	8,775	9,704
Venture Global LNG, Inc. 7.00% 1/15/2030[1]	9,675	9,829
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	9,695	10,121
Venture Global LNG, Inc., 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029)[1,6]	10,000	10,471
Vital Energy, Inc. 7.875% 4/15/2032[1]	10,200	9,824
W&T Offshore, Inc. 11.75% 2/1/2026[1]	7,100	7,194
Weatherford International, Ltd. 8.625% 4/30/2030[1]	64,831	66,993
Western Midstream Operating, LP 3.10% 2/1/2025	4,955	4,950
Western Midstream Operating, LP 4.50% 3/1/2028	340	334
Western Midstream Operating, LP 5.25% 2/1/2050	5,500	4,688
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	9,530	9,194
		3,056,781
Communication services 12.19%
CCO Holdings, LLC 5.50% 5/1/2026[1]	2,094	2,090
CCO Holdings, LLC 5.125% 5/1/2027[1]	9,878	9,715
CCO Holdings, LLC 5.00% 2/1/2028[1]	33,822	32,629
CCO Holdings, LLC 5.375% 6/1/2029[1]	7,126	6,822
CCO Holdings, LLC 6.375% 9/1/2029[1]	4,400	4,367
CCO Holdings, LLC 4.75% 3/1/2030[1]	55,972	51,176
CCO Holdings, LLC 4.50% 8/15/2030[1]	56,879	51,122
CCO Holdings, LLC 4.25% 2/1/2031[1]	68,160	59,486
CCO Holdings, LLC 4.75% 2/1/2032[1]	46,213	40,612
CCO Holdings, LLC 4.50% 5/1/2032	70,804	60,985
CCO Holdings, LLC 4.50% 6/1/2033[1]	63,198	53,245
CCO Holdings, LLC 4.25% 1/15/2034[1]	84,130	68,351
Charter Communications Operating, LLC 5.25% 4/1/2053	10,825	8,758
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	11,000	9,938
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	5,000	4,381
Cogent Communications Group, LLC 3.50% 5/1/2026[1]	8,445	8,184
Connect Finco SARL 9.00% 9/15/2029[1]	112,584	102,683
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	14,350	13,370
CSC Holdings, LLC 5.50% 4/15/2027[1]	10,925	9,790
CSC Holdings, LLC 5.375% 2/1/2028[1]	2,425	2,095
CSC Holdings, LLC 3.375% 2/15/2031[1]	1,000	706
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[3,5]	38,787	38,060
Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	9,835	49
Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	18,432	92
Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[3,4]	1,631	1,789
American High-Income Trust — Page 4 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	USD45,575	$44,452
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[3,5]	11,992	12,052
DISH Network Corp. 11.75% 11/15/2027[1]	224,693	238,264
EchoStar Corp. 10.75% 11/30/2029	153,623	165,354
EchoStar Corp. 6.75% 11/30/2030[4]	41,524	37,719
Embarq, LLC 7.995% 6/1/2036	99,536	54,572
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	7,775	7,756
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	37,860	37,041
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	88,558	89,075
Frontier Communications Holdings, LLC 5.875% 11/1/2029	49,696	49,463
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	68,218	68,138
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	9,875	10,445
Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	5,225	5,562
Gray Television, Inc. 10.50% 7/15/2029[1]	95,505	95,603
Gray Television, Inc. 4.75% 10/15/2030[1]	13,162	7,190
Gray Television, Inc. 5.375% 11/15/2031[1]	58,930	31,494
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.667% 12/1/2028[3,5]	6,107	5,650
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[3,5]	28,579	27,126
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	116,717	107,948
Lamar Media Corp. 3.625% 1/15/2031	10,350	9,119
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	11,500	8,951
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,4]	52,957	19,065
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,3,4,7]	6,515	6,189
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]	10,235	9,904
Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]	5,605	5,300
Netflix, Inc. 4.875% 4/15/2028	6,190	6,218
News Corp. 3.875% 5/15/2029[1]	28,750	26,694
Nexstar Media, Inc. 5.625% 7/15/2027[1]	34,745	33,926
Nexstar Media, Inc. 4.75% 11/1/2028[1]	73,706	68,806
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]	60	55
Sirius XM Radio, LLC 3.125% 9/1/2026[1]	35,505	34,136
Sirius XM Radio, LLC 5.00% 8/1/2027[1]	21,490	20,919
Sirius XM Radio, LLC 4.00% 7/15/2028[1]	80,635	74,382
Sirius XM Radio, LLC 5.50% 7/1/2029[1]	8,500	8,160
Sirius XM Radio, LLC 4.125% 7/1/2030[1]	68,939	60,248
Sirius XM Radio, LLC 3.875% 9/1/2031[1]	131,247	109,989
Sprint Capital Corp. 6.875% 11/15/2028	6,365	6,761
Sprint Capital Corp. 8.75% 3/15/2032	17,147	20,494
Sprint, LLC 7.625% 3/1/2026	9,450	9,666
Stagwell Global, LLC 5.625% 8/15/2029[1]	28,585	27,250
TEGNA, Inc. 5.00% 9/15/2029	8,337	7,807
T-Mobile USA, Inc. 3.375% 4/15/2029	15,950	14,899
Univision Communications, Inc. 6.625% 6/1/2027[1]	88,315	88,063
Univision Communications, Inc. 8.00% 8/15/2028[1]	55,765	56,843
Univision Communications, Inc. 4.50% 5/1/2029[1]	100,727	90,275
Univision Communications, Inc. 7.375% 6/30/2030[1]	52,076	49,885
Univision Communications, Inc. 8.50% 7/31/2031[1]	26,420	25,938
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.579% 6/24/2029[3,5]	1,218	1,226
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	5,275	4,562
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	49,120	41,986
American High-Income Trust — Page 5 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
VZ Secured Financing BV 5.00% 1/15/2032[1]	USD11,580	$10,262
WMG Acquisition Corp. 3.75% 12/1/2029[1]	33,338	30,746
WMG Acquisition Corp. 3.875% 7/15/2030[1]	21,627	19,725
WMG Acquisition Corp. 3.00% 2/15/2031[1]	4,050	3,538
Ziggo BV 4.875% 1/15/2030[1]	19,750	18,183
		2,765,569
Consumer discretionary 9.00%
Advance Auto Parts, Inc. 1.75% 10/1/2027	475	424
Advance Auto Parts, Inc. 5.95% 3/9/2028	23,148	23,367
Advance Auto Parts, Inc. 3.90% 4/15/2030	27,212	24,278
Advance Auto Parts, Inc. 3.50% 3/15/2032	26,001	21,563
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.597% 2/2/2026[3,5]	81,546	53,277
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.597% 2/2/2026[3,5]	30,926	20,257
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	15,987	16,114
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	4,940	4,675
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	27,195	24,808
Allied Universal Holdco, LLC 7.875% 2/15/2031[1]	8,665	8,867
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	43,377	44,748
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	24,710	23,030
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	12,930	11,809
Bath & Body Works, Inc. 6.875% 11/1/2035	40,488	41,484
Bath & Body Works, Inc. 6.75% 7/1/2036	22,700	23,100
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.273% 10/16/2031[3,5]	14,419	14,578
Boyd Gaming Corp. 4.75% 12/1/2027	8,389	8,126
Boyd Gaming Corp. 4.75% 6/15/2031[1]	14,975	13,864
Boyne USA, Inc. 4.75% 5/15/2029[1]	12,285	11,655
Caesars Entertainment, Inc. 8.125% 7/1/2027[1]	3,891	3,933
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	86,490	81,047
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	25,270	25,757
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	35,605	35,795
Carnival Corp. 7.625% 3/1/2026[1]	450	451
Carnival Corp. 5.75% 3/1/2027[1]	14,250	14,229
Carnival Corp. 4.00% 8/1/2028[1]	35,205	33,391
Carnival Corp. 6.00% 5/1/2029[1]	11,137	11,119
Carnival Corp. 7.00% 8/15/2029[1]	6,690	6,964
Carnival Corp. 10.50% 6/1/2030[1]	31,023	33,165
Champion Financing, LLC 8.75% 2/15/2029[1]	8,850	8,639
Clarios Global, LP 6.25% 5/15/2026[1]	3,667	3,675
Clarios Global, LP 8.50% 5/15/2027[1]	6,825	6,848
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	37,455	38,916
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	19,880	18,517
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	61,263	56,570
First Student Bidco, Inc. 4.00% 7/31/2029[1]	24,840	22,824
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,5]	5,659	5,675
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,5]	1,671	1,676
Ford Motor Credit Co., LLC 2.30% 2/10/2025	2,000	1,994
Ford Motor Credit Co., LLC 5.125% 6/16/2025	2,000	1,999
Ford Motor Credit Co., LLC 3.375% 11/13/2025	11,000	10,832
American High-Income Trust — Page 6 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 7.20% 6/10/2030	USD2,125	$2,238
Ford Motor Credit Co., LLC 4.00% 11/13/2030	4,720	4,255
Ford Motor Credit Co., LLC 7.122% 11/7/2033	3,225	3,368
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	3,944	3,958
Gap, Inc. 3.625% 10/1/2029[1]	3,225	2,899
Gap, Inc. 3.875% 10/1/2031[1]	2,148	1,860
Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]	2,500	2,539
Genting New York, LLC 7.25% 10/1/2029[1]	33,530	34,576
Global Auto Holdings PLC 11.50% 8/15/2029[1]	19,095	19,453
Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	15,350	15,727
Hanesbrands, Inc. 4.875% 5/15/2026[1]	17,698	17,439
Hanesbrands, Inc. 9.00% 2/15/2031[1]	44,342	47,323
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[3,5]	5,906	5,972
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	8,287	7,954
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	20,465	18,418
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	10,880	10,263
International Game Technology PLC 4.125% 4/15/2026[1]	6,110	6,025
International Game Technology PLC 5.25% 1/15/2029[1]	34,522	33,702
KB Home 6.875% 6/15/2027	6,170	6,306
KB Home 7.25% 7/15/2030	6,770	6,949
Kontoor Brands, Inc. 4.125% 11/15/2029[1]	6,770	6,240
Las Vegas Sands Corp. 6.20% 8/15/2034	17,050	17,155
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	79,054	73,923
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	42,245	43,871
Levi Strauss & Co. 3.50% 3/1/2031[1]	23,585	20,677
LGI Homes, Inc. 8.75% 12/15/2028[1]	9,550	10,023
Light and Wonder International, Inc. 7.00% 5/15/2028[1]	16,357	16,405
Light and Wonder International, Inc. 7.25% 11/15/2029[1]	7,800	7,969
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	6,245	6,437
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	4,075	4,099
Lithia Motors, Inc. 3.875% 6/1/2029[1]	29,794	27,255
Lithia Motors, Inc. 4.375% 1/15/2031[1]	17,130	15,594
M.D.C. Holdings, Inc. 6.00% 1/15/2043	16,252	16,205
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	1,230	1,156
Marriott Ownership Resorts, Inc. 4.75% 1/15/2028	1,500	1,443
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	13,430	12,547
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	15,310	14,641
Merlin Entertainments PLC 5.75% 6/15/2026[1]	10,798	10,717
MGM Resorts International 5.50% 4/15/2027	5,707	5,676
NCL Corp., Ltd. 5.875% 2/15/2027[1]	12,465	12,435
Newell Brands Inc. 6.625% 9/15/2029	9,500	9,679
Newell Brands, Inc. 6.375% 5/15/2030	16,885	16,955
Newell Brands, Inc. 6.625% 5/15/2032	10,575	10,661
Party City Holdings, Inc. 0% 10/12/2028[7,8]	9,100 [9]	— [9][9]
Party City Holdings, Inc. 0% 10/12/2028[7,8]	5,000 [9]	— [9][9]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,4,7,8]	50,308	5,031
Penske Automotive Group, Inc. 3.75% 6/15/2029	6,325	5,757
Petco Health and Wellness Co., Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 7.84% 3/3/2028[3,5]	11,850	11,535
QVC, Inc. 4.45% 2/15/2025	12,390	12,325
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	8,782	9,062
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	15,140	14,322
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	4,000	3,928
American High-Income Trust — Page 7 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	USD9,480	$9,428
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	28,325	28,133
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	38,620	39,112
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	40,910	40,842
Saks Global Enterprises, LLC 11.00% 12/15/2029[1]	11,600	11,183
Sally Holdings, LLC 6.75% 3/1/2032	46,702	46,846
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	16,870	16,158
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.59% 4/4/2029[3,5]	23,203	23,290
Service Corp. International 3.375% 8/15/2030	4,675	4,094
Service Corp. International 4.00% 5/15/2031	3,175	2,832
Service Corp. International 5.75% 10/15/2032	8,410	8,168
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	35,995	33,265
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	63,209	56,771
Station Casinos, LLC 6.625% 3/15/2032[1]	7,080	7,043
STL Holding Co., LLC 8.75% 2/15/2029[1]	6,425	6,830
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	5,255	4,847
Travel + Leisure Co. 4.50% 12/1/2029[1]	24,455	22,859
Travel + Leisure Co. 4.625% 3/1/2030[1]	4,780	4,458
Universal Entertainment Corp. 9.875% 8/1/2029[1]	46,415	46,335
Vail Resorts, Inc. 6.50% 5/15/2032[1]	13,295	13,455
Valvoline, Inc. 3.625% 6/15/2031[1]	13,085	11,211
Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]	17,855	18,588
Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	17,295	17,782
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	19,050	18,992
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	11,825	11,287
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	9,225	8,842
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	5,546	5,780
Wynn Resorts Finance, LLC 6.25% 3/15/2033[1]	31,500	31,047
ZF North America Capital, Inc. 7.125% 4/14/2030[1]	4,500	4,422
		2,042,887
Materials 8.73%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	9,215	9,256
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	34,352	36,128
ArcelorMittal SA 4.25% 7/16/2029	940	911
ArcelorMittal SA 7.00% 10/15/2039	10,104	10,793
ArcelorMittal SA 6.75% 3/1/2041	15,173	15,631
ARD Finance SA 7.25% PIK 6/30/2027[1,4]	9,128	1,324
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	17,015	14,635
ATI, Inc. 4.875% 10/1/2029	13,720	13,082
ATI, Inc. 7.25% 8/15/2030	9,430	9,713
ATI, Inc. 5.125% 10/1/2031	20,940	19,797
Avient Corp. 7.125% 8/1/2030[1]	6,750	6,924
Avient Corp. 6.25% 11/1/2031[1]	5,495	5,426
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	5,995	6,211
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	6,495	6,372
Ball Corp. 6.875% 3/15/2028	11,915	12,197
Ball Corp. 6.00% 6/15/2029	7,100	7,160
Ball Corp. 2.875% 8/15/2030	3,250	2,784
Ball Corp. 3.125% 9/15/2031	33,780	28,702
Braskem Idesa SAPI 6.99% 2/20/2032[1]	1,370	1,008
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	32,760	29,531
Celanese US Holdings, LLC 6.80% 11/15/2030	6,425	6,654
American High-Income Trust — Page 8 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	USD3,853	$3,874
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	41,730	41,529
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	56,668	52,904
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]	49,266	48,794
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	19,544	19,135
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	42,269	37,974
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	34,683	34,106
Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	3,425	3,368
Consolidated Energy Finance SA 6.50% 5/15/2026[1]	4,513	4,446
Consolidated Energy Finance SA 5.625% 10/15/2028[1]	18,525	15,127
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	71,450	68,674
Coronado Finance Pty, Ltd. 9.25% 10/1/2029[1]	17,400	17,667
Crown Cork & Seal Co., Inc. 7.375% 12/15/2026	2,000	2,060
CVR Partners, LP 6.125% 6/15/2028[1]	15,385	14,988
Element Solutions, Inc. 3.875% 9/1/2028[1]	8,300	7,880
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	161,689	161,524
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	127,810	136,079
Freeport-McMoRan, Inc. 4.25% 3/1/2030	303	288
Freeport-McMoRan, Inc. 5.40% 11/14/2034	4,288	4,245
Freeport-McMoRan, Inc. 5.45% 3/15/2043	7,843	7,334
FXI Holdings, Inc. 12.25% 11/15/2026[1]	190,054	181,739
FXI Holdings, Inc. 12.25% 11/15/2026[1]	132,584	127,594
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.764% 11/4/2031[3,5]	14,880	14,936
INEOS Finance PLC 6.75% 5/15/2028[1]	10,200	10,310
INEOS Finance PLC 7.50% 4/15/2029[1]	6,210	6,364
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	12,698	11,953
LABL, Inc. 10.50% 7/15/2027[1]	6,375	6,177
LSB Industries, Inc. 6.25% 10/15/2028[1]	14,290	13,871
Magnera Corp. 4.75% 11/15/2029[1]	10,000	8,893
Magnera Corp. 7.25% 11/15/2031[1]	10,000	9,775
Mativ Holdings, Inc. 8.00% 10/1/2029[1]	4,825	4,653
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	13,505	13,668
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	18,500	18,799
Methanex Corp. 5.125% 10/15/2027	52,210	51,133
Methanex Corp. 5.25% 12/15/2029	12,018	11,590
Methanex Corp. 5.65% 12/1/2044	9,445	8,127
Methanex US Operations Inc. 6.25% 3/15/2032[1]	16,220	16,057
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	14,463	14,536
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	46,057	47,138
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	44,527	46,772
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	16,429	16,778
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	24,402	23,737
NOVA Chemicals Corp. 8.50% 11/15/2028[1]	5,030	5,334
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	38,947	35,264
NOVA Chemicals Corp. 9.00% 2/15/2030[1]	52,715	55,672
NOVA Chemicals Corp. 7.00% 12/1/2031[1]	16,170	16,111
Novelis Corp. 3.25% 11/15/2026[1]	13,285	12,666
Novelis Corp. 4.75% 1/30/2030[1]	9,228	8,528
Novelis Corp. 3.875% 8/15/2031[1]	19,344	16,677
Olin Corp. 5.625% 8/1/2029	5,700	5,546
Olin Corp. 5.00% 2/1/2030	3,365	3,162
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]	8,600	9,136
Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	3,965	3,796
American High-Income Trust — Page 9 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	USD41,413	$39,004
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	23,000	21,862
Sealed Air Corp. 4.00% 12/1/2027[1]	7,559	7,251
Sealed Air Corp. 6.125% 2/1/2028[1]	14,160	14,219
Summit Materials, LLC 6.50% 3/15/2027[1]	5,478	5,480
Summit Materials, LLC 5.25% 1/15/2029[1]	15,015	15,133
Summit Materials, LLC 7.25% 1/15/2031[1]	8,372	8,891
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	9,500	10,491
Trivium Packaging Finance BV 5.50% 8/15/2026[1]	3,667	3,628
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	19,369	19,361
Tronox, Inc. 4.625% 3/15/2029[1]	14,155	12,721
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[3,4,5]	10,845	10,954
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[3,4,5]	17,948	17,903
Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.104% 11/30/2030[3,5]	4,780	4,799
Veritiv Operating Co. 10.50% 11/30/2030[1]	10,595	11,424
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	13,925	14,441
		1,980,289
Health care 8.32%
AdaptHealth, LLC 6.125% 8/1/2028[1]	11,940	11,703
AdaptHealth, LLC 4.625% 8/1/2029[1]	23,230	20,918
AdaptHealth, LLC 5.125% 3/1/2030[1]	40,707	37,101
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	27,375	26,043
Avantor Funding, Inc. 4.625% 7/15/2028[1]	47,034	44,934
Avantor Funding, Inc. 3.875% 11/1/2029[1]	19,305	17,666
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.689% 5/10/2027[3,5]	9,508	9,557
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	11,275	10,816
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	15,327	12,666
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	98,946	96,602
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	29,066	28,263
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	10,310	7,043
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	6,050	4,847
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	95	57
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	8,000	5,094
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	29,142	15,908
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	58,116	31,147
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.707% 2/1/2027[3,5]	28,776	28,128
Biocon Biologics Global PLC 6.67% 10/9/2029[1]	6,033	5,789
Centene Corp. 4.25% 12/15/2027	20,032	19,420
Centene Corp. 4.625% 12/15/2029	28,063	26,563
Centene Corp. 3.375% 2/15/2030	4,168	3,715
Centene Corp. 3.00% 10/15/2030	7,575	6,541
Centene Corp. 2.50% 3/1/2031	20,325	16,825
Centene Corp. 2.625% 8/1/2031	12,700	10,467
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	4,848	4,604
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	9,670	8,877
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	43,715	42,003
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	36,485	30,000
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	21,500	16,704
American High-Income Trust — Page 10 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	USD11,730	$11,991
DaVita, Inc. 4.625% 6/1/2030[1]	21,160	19,471
DaVita, Inc. 3.75% 2/15/2031[1]	5,480	4,747
DaVita, Inc. 6.875% 9/1/2032[1]	55,285	55,776
Encompass Health Corp. 4.50% 2/1/2028	7,054	6,812
Encompass Health Corp. 4.75% 2/1/2030	3,841	3,644
Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	61,680	65,429
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[3,5]	40,535	40,854
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	4,765	4,779
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.491% 7/1/2030[3,5]	1,139	1,149
Grifols SA 4.75% 10/15/2028[1]	43,000	39,562
Grifols, SA 3.875% 10/15/2028	EUR7,750	7,274
Grifols, SA 7.50% 5/1/2030	36,530	39,718
HAH Group Holding Co., LLC 9.75% 10/1/2031[1]	USD13,350	13,378
HCA, Inc. 4.50% 2/15/2027	71	70
HCA, Inc. 5.625% 9/1/2028	22,625	22,938
HCA, Inc. 3.50% 9/1/2030	3,940	3,580
HCA, Inc. 7.50% 11/15/2095	5,000	5,273
IQVIA, Inc. 5.00% 10/15/2026[1]	18,749	18,513
IQVIA, Inc. 6.50% 5/15/2030[1]	15,500	15,788
Jazz Securities DAC 4.375% 1/15/2029[1]	12,660	11,973
Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	3,018	3,231
Medline Borrower, LP 3.875% 4/1/2029[1]	13,625	12,629
Medline Borrower, LP 6.25% 4/1/2029[1]	51,473	52,080
Medline Borrower, LP 5.25% 10/1/2029[1]	31,740	30,661
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[3,5]	10,127	10,186
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	21,845	20,721
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	47,455	42,278
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	63,975	55,566
Molina Healthcare, Inc. 6.25% 1/15/2033[1]	28,030	27,729
Option Care Health, Inc. 4.375% 10/31/2029[1]	4,125	3,808
Owens & Minor, Inc. 4.50% 3/31/2029[1]	24,331	21,740
Owens & Minor, Inc. 6.625% 4/1/2030[1]	80,360	75,429
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	9,740	9,536
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,4]	54,191	53,581
Radiology Partners, Inc. 9.898% PIK 2/15/2030[1,4]	58,902	55,038
Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[3,4,5]	40,062	39,703
Star Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.329% 9/27/2030[3,5]	7,518	7,350
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	14,600	14,810
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	6,965	7,114
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.835% 3/2/2027[3,5]	1,032	1,001
Tenet Healthcare Corp. 6.25% 2/1/2027	8,995	8,995
Tenet Healthcare Corp. 5.125% 11/1/2027	3,980	3,901
Tenet Healthcare Corp. 4.625% 6/15/2028	12,685	12,151
Tenet Healthcare Corp. 6.125% 10/1/2028	8,930	8,921
Tenet Healthcare Corp. 4.25% 6/1/2029	35,249	33,124
Tenet Healthcare Corp. 4.375% 1/15/2030	15,750	14,640
Tenet Healthcare Corp. 6.75% 5/15/2031	37,245	37,655
Tenet Healthcare Corp. 6.875% 11/15/2031	2,000	2,080
American High-Income Trust — Page 11 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD30,036	$28,887
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	13,890	13,571
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	17,040	17,414
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	116,916	114,280
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	15,340	16,552
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	21,687	24,266
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	21,137	15,224
		1,888,572
Financials 7.63%
AG Issuer, LLC 6.25% 3/1/2028[1]	35,541	35,402
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	10,928	11,341
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	10,420	9,954
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	34,600	34,349
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[1]	7,130	7,171
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	32,255	31,145
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	14,420	14,492
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	19,390	19,223
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	49,160	49,674
AmWINS Group, Inc. 6.375% 2/15/2029[1]	7,835	7,888
AmWINS Group, Inc. 4.875% 6/30/2029[1]	25,492	24,055
Aretec Group, Inc. 7.50% 4/1/2029[1]	62,347	62,125
Aretec Group, Inc. 10.00% 8/15/2030[1]	17,595	19,238
AssuredPartners, Inc. 5.625% 1/15/2029[1]	4,895	4,955
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[3,5]	10,823	10,858
Azorra Finance, Ltd. 7.75% 4/15/2030[1]	9,345	9,300
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	4,045	4,133
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]	5,991	6,165
Blackstone Private Credit Fund 6.00% 11/22/2034[1]	16,090	15,711
Block, Inc. 2.75% 6/1/2026	32,650	31,486
Block, Inc. 3.50% 6/1/2031	43,575	38,403
Block, Inc. 6.50% 5/15/2032[1]	41,280	41,730
Blue Owl Capital Corp. 4.00% 3/30/2025	449	448
Blue Owl Capital Corp. 3.40% 7/15/2026	5,685	5,512
Blue Owl Capital Corp. 2.625% 1/15/2027	400	378
Blue Owl Capital Corp. 2.875% 6/11/2028	1,750	1,592
Blue Owl Capital Corp. III 3.125% 4/13/2027	11,350	10,714
Blue Owl Credit Income Corp. 4.70% 2/8/2027	20,625	20,336
Blue Owl Credit Income Corp. 6.65% 3/15/2031	8,315	8,467
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	40,795	42,800
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	9,210	9,287
Coinbase Global, Inc. 3.375% 10/1/2028[1]	90,761	81,767
Coinbase Global, Inc. 3.625% 10/1/2031[1]	63,921	54,084
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	79,823	76,679
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	21,060	19,377
Hightower Holding, LLC 6.75% 4/15/2029[1]	26,340	26,254
Hightower Holding, LLC 9.125% 1/31/2030[1]	4,400	4,639
Howden UK Refinance PLC 7.25% 2/15/2031[1]	19,610	19,950
Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	10,825	11,067
HUB International, Ltd. 5.625% 12/1/2029[1]	3,745	3,636
HUB International, Ltd. 7.25% 6/15/2030[1]	20,332	20,857
HUB International, Ltd. 7.375% 1/31/2032[1]	13,805	14,030
American High-Income Trust — Page 12 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[3,5]	USD7,295	$7,353
Intercontinental Exchange, Inc. 3.625% 9/1/2028	8,470	8,127
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	31,600	29,117
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[6]	3,100	2,774
LPL Holdings, Inc. 4.625% 11/15/2027[1]	8,085	7,962
LPL Holdings, Inc. 4.00% 3/15/2029[1]	6,610	6,270
LPL Holdings, Inc. 4.375% 5/15/2031[1]	12,700	11,742
MSCI, Inc. 4.00% 11/15/2029[1]	316	298
MSCI, Inc. 3.625% 9/1/2030[1]	742	678
MSCI, Inc. 3.875% 2/15/2031[1]	23,300	21,349
MSCI, Inc. 3.625% 11/1/2031[1]	7,125	6,405
MSCI, Inc. 3.25% 8/15/2033[1]	6,000	5,073
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	8,315	8,431
Navient Corp. 6.75% 6/25/2025	13,000	13,022
Navient Corp. 6.75% 6/15/2026	12,310	12,474
Navient Corp. 5.00% 3/15/2027	50,842	49,870
Navient Corp. 4.875% 3/15/2028	10,570	10,093
Navient Corp. 5.50% 3/15/2029	69,026	65,234
Navient Corp. 9.375% 7/25/2030	13,239	14,158
Navient Corp. 11.50% 3/15/2031	51,335	57,462
Navient Corp. 5.625% 8/1/2033	34,432	29,827
OneMain Finance Corp. 7.125% 3/15/2026	24,220	24,673
OneMain Finance Corp. 3.875% 9/15/2028	8,215	7,577
OneMain Finance Corp. 6.625% 5/15/2029	11,000	11,151
OneMain Finance Corp. 5.375% 11/15/2029	22,500	21,650
OneMain Finance Corp. 7.875% 3/15/2030	20,010	20,894
OneMain Finance Corp. 7.50% 5/15/2031	895	920
OneMain Finance Corp. 7.125% 11/15/2031	30,640	31,251
Osaic Financial Services, Inc. 6.50% 11/30/2027	80	1,605
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	86,049	89,295
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.021% 8/17/2028[3,5]	10,482	10,537
Owl Rock Capital Corp. 3.75% 7/22/2025	12,093	11,996
Oxford Finance, LLC 6.375% 2/1/2027[1]	27,080	26,848
Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	16,400	16,582
Planet Financial Group, LLC 10.50% 12/15/2029[1]	6,025	6,139
Rocket Mortgage, LLC 2.875% 10/15/2026[1]	9,410	8,935
Rocket Mortgage, LLC 3.625% 3/1/2029[1]	6,605	5,986
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	14,350	13,490
Ryan Specialty, LLC 5.875% 8/1/2032[1]	20,285	20,084
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	18,170	17,582
Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	9,730	9,993
Starwood Property Trust, Inc. 6.50% 7/1/2030[1]	8,925	8,942
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[3,5]	57,453	59,057
USI, Inc. 7.50% 1/15/2032[1]	6,945	7,191
Viking Baked Goods Acquisition Corp. 8.625% 11/1/2031[1]	11,350	11,178
		1,731,947
Information technology 6.61%
Acuris Finance US, Inc. 9.00% 8/1/2029[1]	30,950	29,717
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	952	903
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	5,633	5,319
American High-Income Trust — Page 13 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	USD41,030	$40,324
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	125,123	127,193
Cloud Software Group, Inc. 8.25% 6/30/2032[1]	41,300	42,621
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[3,5]	35,948	36,108
CommScope Technologies, LLC 5.00% 3/15/2027[1]	45,370	40,612
CommScope, LLC 6.00% 3/1/2026[1]	62,173	61,940
CommScope, LLC 8.25% 3/1/2027[1]	23,694	22,688
CommScope, LLC 7.125% 7/1/2028[1]	11,430	10,074
CommScope, LLC 4.75% 9/1/2029[1]	1,000	892
CommScope, LLC 9.50% 12/15/2031[1]	9,675	10,041
CrowdStrike Holdings, Inc. 3.00% 2/15/2029	10,015	9,111
Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	140,225	144,299
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 14.25% 8/11/2028[1,3,5,8]	— [9]	— [9]
Ellucian Holdings, Inc. 6.50% 12/1/2029[1]	9,555	9,583
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[3,5]	7,525	7,662
Entegris, Inc. 4.75% 4/15/2029[1]	7,610	7,293
Fair Isaac Corp. 4.00% 6/15/2028[1]	39,400	37,212
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,5,10]	74,424	74,889
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,5,10]	5,352	5,385
Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	9,875	10,082
Gartner, Inc. 4.50% 7/1/2028[1]	14,075	13,726
Gartner, Inc. 3.75% 10/1/2030[1]	3,000	2,741
Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	90,475	92,937
Hughes Satellite Systems Corp. 5.25% 8/1/2026	74,023	67,928
Hughes Satellite Systems Corp. 6.625% 8/1/2026	51,153	40,732
Imola Merger Corp. 4.75% 5/15/2029[1]	5,000	4,746
ION Trading Technologies SARL 9.50% 5/30/2029[1]	63,196	66,397
McAfee Corp. 7.375% 2/15/2030[1]	20,450	19,888
NCR Atleos Corp. 9.50% 4/1/2029[1]	39,430	42,752
NCR Voyix Corp. 5.125% 4/15/2029[1]	6,845	6,556
Open Text Corp. 3.875% 2/15/2028[1]	14,045	13,243
Open Text Corp. 3.875% 12/1/2029[1]	8,075	7,316
Open Text Holdings, Inc. 4.125% 12/1/2031[1]	4,800	4,261
Shift4 Payments, LLC, 6.75% 8/15/2032[1]	27,870	28,369
Synaptics, Inc. 4.00% 6/15/2029[1]	5,225	4,767
UKG, Inc. 6.875% 2/1/2031[1]	46,200	46,921
Unisys Corp. 6.875% 11/1/2027[1]	15,300	14,926
Viasat, Inc. 5.625% 9/15/2025[1]	13,250	13,173
Viasat, Inc. 5.625% 4/15/2027[1]	122,603	118,795
Viasat, Inc. 6.50% 7/15/2028[1]	19,500	15,828
Viasat, Inc. 7.50% 5/30/2031[1]	59,723	41,593
Viavi Solutions, Inc. 3.75% 10/1/2029[1]	3,750	3,400
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[6,7,10]	77,784	78,367
Xerox Holdings Corp. 5.50% 8/15/2028[1]	10,500	9,018
American High-Income Trust — Page 14 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Zebra Technologies Corp. 6.50% 6/1/2032[1]	USD6,670	$6,772
Ziff Davis, Inc. 4.625% 10/15/2030[1]	339	312
		1,499,412
Industrials 6.46%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	2,630	2,624
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	5,701	5,787
ADT Security Corp. 4.125% 8/1/2029[1]	4,815	4,432
Allison Transmission, Inc. 3.75% 1/30/2031[1]	25,505	22,583
Ambipar Lux SARL 9.875% 2/6/2031[1]	8,323	8,315
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[3,5]	22,455	22,430
Amentum Holdings, Inc. 7.25% 8/1/2032[1]	50,800	51,243
American Airlines, Inc. 8.50% 5/15/2029[1]	8,960	9,413
Aramark Services, Inc. 5.00% 4/1/2025[1]	2,980	2,975
Atkore, Inc. 4.25% 6/1/2031[1]	6,650	5,897
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	18,910	18,646
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	2,190	2,050
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	26,181	24,513
Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	16,165	16,688
Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	28,140	28,827
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	36,710	34,059
Boeing Co. (The) 6.528% 5/1/2034	16,804	17,613
Boeing Co. (The) 6.858% 5/1/2054	3,843	4,088
Bombardier, Inc. 7.125% 6/15/2026[1]	618	623
Bombardier, Inc. 7.875% 4/15/2027[1]	5,288	5,299
Bombardier, Inc. 7.45% 5/1/2034[1]	1,850	1,958
Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	5,050	5,146
Brink’s Co. (The) 4.625% 10/15/2027[1]	10,371	10,071
Brink’s Co. (The) 6.50% 6/15/2029[1]	3,870	3,925
Brink’s Co. (The) 6.75% 6/15/2032[1]	4,075	4,110
BWX Technologies, Inc. 4.125% 6/30/2028[1]	8,235	7,717
BWX Technologies, Inc. 4.125% 4/15/2029[1]	3,470	3,237
Chart Industries, Inc. 7.50% 1/1/2030[1]	10,389	10,814
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	17,370	16,195
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	15,510	14,475
Clean Harbors, Inc. 4.875% 7/15/2027[1]	12,014	11,779
Clean Harbors, Inc. 6.375% 2/1/2031[1]	6,822	6,874
CoreLogic, Inc. 4.50% 5/1/2028[1]	57,962	54,236
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/2/2028[3,5]	5,977	5,911
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[3,5]	22,275	21,760
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	18,492	17,628
Enviri Corp. 5.75% 7/31/2027[1]	45,395	43,432
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	62,795	65,218
EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	12,740	13,330
Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[1]	9,300	9,142
Fortress Transportation and Infrastructure Investors, LLC 7.875% 12/1/2030[1]	1,100	1,159
Garda World Security Corp. 8.375% 11/15/2032[1]	42,165	42,970
GFL Environmental, Inc. 4.00% 8/1/2028[1]	9,530	9,032
Herc Holdings, Inc. 5.50% 7/15/2027[1]	3,200	3,172
Herc Holdings, Inc. 6.625% 6/15/2029[1]	5,290	5,362
Hertz Corp. (The) 4.625% 12/1/2026[1]	5,000	4,229
American High-Income Trust — Page 15 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,5]	USD8,342	$7,530
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,5]	1,626	1,467
Howmet Aerospace, Inc. 5.95% 2/1/2037	3,000	3,116
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	16,610	17,362
Husky Injection Molding Systems, Ltd., Term Loan B, (6-month USD CME Term SOFR + 4.50%) 8.875% 2/15/2029[3,5]	7,905	7,977
Icahn Enterprises, LP 6.25% 5/15/2026	14,204	14,096
Icahn Enterprises, LP 5.25% 5/15/2027	69,473	65,839
Icahn Enterprises, LP 9.75% 1/15/2029	28,777	28,887
Icahn Enterprises, LP 4.375% 2/1/2029	13,415	11,218
Icahn Enterprises, LP 10.00% 11/15/2029[1]	11,045	11,085
LATAM Airlines Group SA 7.875% 4/15/2030[1]	1,940	1,966
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	27,760	27,955
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	6,789	6,825
Moog, Inc. 4.25% 12/9/2027[1]	8,465	8,086
Mueller Water Products, Inc. 4.00% 6/15/2029[1]	5,115	4,751
NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	20,425	18,974
OneSky Flight, LLC 8.875% 12/15/2029[1]	8,720	8,736
Owens Corning 3.50% 2/15/2030	11,831	11,000
Pitney Bowes, Inc. 6.875% 3/15/2027[1]	11,500	11,498
PM General Purchaser, LLC 9.50% 10/1/2028[1]	12,061	11,990
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	8,100	7,583
Prime Security Services Borrower, LLC 6.25% 1/15/2028[1]	11,833	11,782
Reworld Holding Corp. 4.875% 12/1/2029[1]	21,238	19,665
Reworld Holding Corp. 5.00% 9/1/2030	28,240	26,104
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	1,304	1,335
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	9,038	9,463
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	2,005	1,876
Sabre GLBL, Inc. 8.625% 6/1/2027[1]	75	74
Sabre GLBL, Inc. 10.75% 11/15/2029[1]	33	34
Seagate HDD Cayman 8.25% 12/15/2029	4,000	4,266
Seagate HDD Cayman 8.50% 7/15/2031	9,645	10,323
Sensata Technologies BV 4.00% 4/15/2029[1]	3,225	2,962
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	15,230	13,331
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	9,000	8,882
Spirit AeroSystems, Inc. 4.60% 6/15/2028	20,878	19,814
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	13,826	14,818
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	51,551	57,111
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[3,5]	14,683	14,876
Standard Building Solutions, Inc. 6.50% 8/15/2032[1]	10,000	10,025
Texas Combined Tirz I, LLC 0% 12/7/2062[1,7]	3,200	3,200
Titan International, Inc. 7.00% 4/30/2028	11,500	11,317
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]	13,400	13,128
TransDigm, Inc. 5.50% 11/15/2027	19,810	19,482
TransDigm, Inc. 6.75% 8/15/2028[1]	7,070	7,141
TransDigm, Inc. 4.625% 1/15/2029	2,971	2,785
TransDigm, Inc. 6.375% 3/1/2029[1]	27,000	27,094
TransDigm, Inc. 4.875% 5/1/2029	4,180	3,951
TransDigm, Inc. 6.875% 12/15/2030[1]	7,315	7,429
TransDigm, Inc. 6.625% 3/1/2032[1]	23,875	24,120
Triumph Group, Inc. 9.00% 3/15/2028[1]	12,760	13,302
American High-Income Trust — Page 16 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Uber Technologies, Inc. 7.50% 9/15/2027[1]	USD8,994	$9,163
Uber Technologies, Inc. 6.25% 1/15/2028[1]	17,200	17,360
Uber Technologies, Inc. 4.50% 8/15/2029[1]	7,050	6,831
United Rentals (North America), Inc. 5.25% 1/15/2030	5,484	5,332
United Rentals (North America), Inc. 3.875% 2/15/2031	13,525	12,093
United Rentals (North America), Inc. 3.75% 1/15/2032	9,535	8,359
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	6,840	6,795
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	10,900	11,092
WESCO Distribution, Inc. 6.625% 3/15/2032[1]	35,115	35,734
Wrangler Holdco Corp. 6.625% 4/1/2032[1]	7,230	7,367
XPO, Inc. 7.125% 6/1/2031[1]	10,832	11,151
XPO, Inc. 7.125% 2/1/2032[1]	5,665	5,808
		1,465,703
Real estate 6.21%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	45,285	36,303
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	40,330	30,374
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	10,175	9,038
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	26,043	25,735
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	3,524	3,345
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.997% 1/31/2030[3,5]	6,279	6,289
Forestar Group, Inc. 3.85% 5/15/2026[1]	10,830	10,555
Forestar Group, Inc. 5.00% 3/1/2028[1]	1,905	1,842
Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	5,175	5,472
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	28,542	27,765
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	46,663	43,153
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	92,272	83,149
Iron Mountain, Inc. 4.875% 9/15/2027[1]	15,835	15,451
Iron Mountain, Inc. 5.25% 3/15/2028[1]	24,088	23,580
Iron Mountain, Inc. 5.00% 7/15/2028[1]	9,252	8,950
Iron Mountain, Inc. 7.00% 2/15/2029[1]	4,250	4,346
Iron Mountain, Inc. 5.25% 7/15/2030[1]	68,075	65,034
Iron Mountain, Inc. 4.50% 2/15/2031[1]	37,685	34,482
Iron Mountain, Inc. 5.625% 7/15/2032[1]	5,270	5,038
Iron Mountain, Inc. 6.25% 1/15/2033[1]	4,215	4,201
Kennedy-Wilson, Inc. 4.75% 3/1/2029	55,951	50,814
Kennedy-Wilson, Inc. 4.75% 2/1/2030	63,380	56,131
Kennedy-Wilson, Inc. 5.00% 3/1/2031	47,370	41,633
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	7,414	7,430
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	24,411	23,557
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	20,541	19,389
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	14,045	14,452
MPT Operating Partnership, LP 3.325% 3/24/2025	EUR10,596	10,613
MPT Operating Partnership, LP 2.50% 3/24/2026	GBP13,100	14,590
MPT Operating Partnership, LP 5.25% 8/1/2026	USD6,950	6,405
MPT Operating Partnership, LP 0.993% 10/15/2026	EUR6,200	5,434
MPT Operating Partnership, LP 5.00% 10/15/2027	USD189,104	159,613
MPT Operating Partnership, LP 4.625% 8/1/2029	660	474
MPT Operating Partnership, LP 3.50% 3/15/2031	24,245	15,301
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	16,445	15,492
Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	8,445	8,577
Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	11,070	10,968
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	1,080	1,051
American High-Income Trust — Page 17 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	USD14,905	$13,519
SBA Communications Corp. 3.125% 2/1/2029	4,579	4,137
Service Properties Trust 5.25% 2/15/2026	2,545	2,477
Service Properties Trust 4.75% 10/1/2026	37,067	35,103
Service Properties Trust 4.95% 2/15/2027	40,577	37,959
Service Properties Trust 5.50% 12/15/2027	5,705	5,361
Service Properties Trust 3.95% 1/15/2028	68,830	57,722
Service Properties Trust 8.375% 6/15/2029	52,331	50,644
Service Properties Trust 4.95% 10/1/2029	90,033	71,709
Service Properties Trust 4.375% 2/15/2030	80,357	60,806
Service Properties Trust 8.625% 11/15/2031[1]	90,050	94,118
Service Properties Trust 8.875% 6/15/2032	30,101	27,889
VICI Properties, LP 4.625% 6/15/2025[1]	11,050	11,023
VICI Properties, LP 4.25% 12/1/2026[1]	9,323	9,175
VICI Properties, LP 3.75% 2/15/2027[1]	243	236
VICI Properties, LP 3.875% 2/15/2029[1]	17,890	16,871
VICI Properties, LP 4.625% 12/1/2029[1]	1,657	1,589
VICI Properties, LP 4.125% 8/15/2030[1]	2,233	2,076
		1,408,440
Consumer staples 3.55%
Albertsons Companies, Inc. 4.625% 1/15/2027[1]	7,215	7,070
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	36,457	33,216
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	8,665	8,264
Amer Sports Co. 6.75% 2/16/2031[1]	15,275	15,488
B&G Foods, Inc. 5.25% 9/15/2027	29,666	28,410
B&G Foods, Inc. 8.00% 9/15/2028[1]	21,880	22,519
Central Garden & Pet Co. 4.125% 10/15/2030	21,206	19,065
Central Garden & Pet Co. 4.125% 4/30/2031[1]	32,205	28,510
Coty, Inc. 5.00% 4/15/2026[1]	7,538	7,529
Coty, Inc. 4.75% 1/15/2029[1]	38,720	36,934
Coty, Inc. 6.625% 7/15/2030[1]	19,520	19,857
Darling Ingredients, Inc. 5.25% 4/15/2027[1]	6,431	6,358
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	16,475	16,267
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	4,880	4,537
Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	22,530	23,546
Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]	18,715	19,652
Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[3,5]	12,027	12,050
H.J. Heinz Co. 3.00% 6/1/2026	6,360	6,212
H.J. Heinz Co. 3.875% 5/15/2027	5,545	5,435
H.J. Heinz Co. 4.375% 6/1/2046	5	4
H.J. Heinz Co. 4.875% 10/1/2049	9,975	8,541
Ingles Markets, Inc. 4.00% 6/15/2031[1]	5,070	4,493
KeHE Distributors, LLC 9.00% 2/15/2029[1]	10,550	10,959
Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]	9,960	9,510
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	37,760	34,560
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	13,965	12,654
Performance Food Group, Inc. 5.50% 10/15/2027[1]	16,205	16,085
Performance Food Group, Inc. 4.25% 8/1/2029[1]	7,785	7,232
Performance Food Group, Inc. 6.125% 9/15/2032[1]	17,620	17,641
Post Holdings, Inc. 5.50% 12/15/2029[1]	19,249	18,647
Post Holdings, Inc. 4.625% 4/15/2030[1]	52,267	48,249
Post Holdings, Inc. 4.50% 9/15/2031[1]	24,360	21,844
American High-Income Trust — Page 18 of 29

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 6.25% 2/15/2032[1]	USD42,863	$42,594
Post Holdings, Inc. 6.375% 3/1/2033[1]	10,000	9,814
Prestige Brands, Inc. 5.125% 1/15/2028[1]	11,533	11,254
Prestige Brands, Inc. 3.75% 4/1/2031[1]	14,440	12,688
Simmons Foods, Inc. 4.625% 3/1/2029[1]	8,855	8,193
TreeHouse Foods, Inc. 4.00% 9/1/2028	43,640	39,685
United Natural Foods, Inc. 6.75% 10/15/2028[1]	46,315	45,693
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.107% 5/1/2031[3,5]	61,421	62,534
US Foods, Inc. 4.625% 6/1/2030[1]	8,325	7,837
US Foods, Inc. 5.75% 4/15/2033[1]	11,450	11,156
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	23,565	22,845
		805,631
Utilities 1.88%
Aegea Finance SARL 9.00% 1/20/2031[1]	7,485	7,644
AmeriGas Partners, LP 5.50% 5/20/2025	2,293	2,281
AmeriGas Partners, LP 5.75% 5/20/2027	5,878	5,464
Calpine Corp. 5.25% 6/1/2026[1]	349	349
Calpine Corp. 4.50% 2/15/2028[1]	4,000	3,840
Calpine Corp. 5.125% 3/15/2028[1]	8,282	8,039
Calpine Corp. 3.75% 3/1/2031[1]	9,175	8,207
Comision Federal de Electricidad 5.70% 1/24/2030[1]	11,125	10,688
DPL, Inc. 4.125% 7/1/2025	10,965	10,834
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,11]	18,225	18,388
FirstEnergy Corp. 2.25% 9/1/2030	19,000	16,358
FirstEnergy Corp. 4.85% 7/15/2047	4,000	3,414
FirstEnergy Corp. 3.40% 3/1/2050	5,134	3,489
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	5,075	4,705
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	2,000	1,684
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]	17,170	17,471
Lightning Power, LLC 7.25% 8/15/2032[1]	15,450	15,931
MIWD Holdco II, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.845% 3/28/2031[3,5]	6,115	6,186
NextEra Energy Operating Partners, LP 3.875% 10/15/2026[1]	2,373	2,272
NRG Energy, Inc. 3.625% 2/15/2031[1]	2,000	1,750
Pacific Gas and Electric Co. 3.45% 7/1/2025	6,096	6,049
Pacific Gas and Electric Co. 3.30% 3/15/2027	3,904	3,770
Pacific Gas and Electric Co. 5.45% 6/15/2027	5,670	5,741
Pacific Gas and Electric Co. 3.75% 7/1/2028	6,055	5,798
Pacific Gas and Electric Co. 4.55% 7/1/2030	4,170	4,039
Pacific Gas and Electric Co. 3.30% 8/1/2040	5,540	4,150
Pacific Gas and Electric Co. 4.95% 7/1/2050	4,700	4,087
Pacific Gas and Electric Co. 3.50% 8/1/2050	44,090	30,241
PG&E Corp. 5.00% 7/1/2028	59,870	58,537
PG&E Corp. 5.25% 7/1/2030	77,930	76,330
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[6]	15,800	16,254
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	45,301	48,311
American High-Income Trust — Page 19 of 29

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[3,5]	USD5,910	$5,946
YPF Energia Electrica SA 7.875% 10/16/2032[1]	7,685	7,608
		425,855
Total corporate bonds, notes & loans		19,071,086
U.S. Treasury bonds & notes 0.50% U.S. Treasury 0.50%
U.S. Treasury 4.25% 11/15/2034[12]	82,925	80,819
U.S. Treasury 3.625% 5/15/2053	5,000	4,073
U.S. Treasury 4.125% 8/15/2053[12]	31,500	28,106
		112,998
Mortgage-backed obligations 0.05% Collateralized mortgage-backed obligations 0.05%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,7]	12,722	12,722
Bonds & notes of governments & government agencies outside the U.S. 0.05%
Honduras (Republic of) 8.625% 11/27/2034[1]	10,550	10,495
Municipals 0.04% Puerto Rico 0.04%
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[5]	7,871	4,831
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	8,699	5,404
		10,235
Total municipals		10,235
Total bonds, notes & other debt instruments (cost: $19,614,731,000)		19,217,536
Convertible bonds & notes 0.12% Communication services 0.12%
EchoStar Corp., convertible notes, 3.875% 11/30/2030[4]	25,098	26,460
Total convertible bonds & notes (cost: $26,760,000)		26,460
Common stocks 4.31% Information technology 1.10%	Shares
Diebold Nixdorf, Inc.[8,13]	5,800,284	249,644
Health care 0.99%
Rotech Healthcare, Inc.[7,8,10,13]	1,916,276	169,150
Endo, Inc.[13]	1,999,566	47,390
Endo GUC Trust, Class A1[1,7,13]	3,784,392	1,413
Endo, Inc., 1L 7.50% Escrow[7,13]	110,659,000	— [9]
Endo, Inc., 1L 6.875% Escrow[7,13]	10,374,000	— [9]
Endo, Inc., 1L 6.125% Escrow[7,13]	12,320,000	— [9]
Mallinckrodt PLC[13]	62,717	5,533
		223,486
American High-Income Trust — Page 20 of 29

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Common stocks (continued) Energy 0.95%	Shares	Value (000)
Constellation Oil Services Holding SA7,13	166,478,120	$67,745
Ascent Resources, LLC, Class A7,10	905,325	42,713
New Fortress Energy, Inc., Class A14	2,594,470	39,228
Expand Energy Corp.	308,600	30,721
Weatherford International	206,113	14,764
Altera Infrastructure, LP7,13	123,978	10,021
Mesquite Energy, Inc.[7,13]	109,992	6,235
Civitas Resources, Inc.	57,659	2,645
Exxon Mobil Corp.	16,090	1,731
McDermott International, Ltd.[10,13]	1,745,604	210
Bighorn Permian Resources, LLC[7]	42,744	— [9]
		216,013
Utilities 0.88%
Talen Energy Corp.[13]	984,665	198,380
Materials 0.12%
Venator Materials PLC[7,8,13]	68,896	27,394
Consumer discretionary 0.11%
NMG Parent, LLC[7,13]	182,562	22,395
MYT Holding Co., Class B8,13	7,468,376	2,849
Party City Holdco, Inc.[7,13]	2,530,772	— [9]
Party City Holdco, Inc.[1,7,8,13]	25,266	— [9]
		25,244
Communication services 0.09%
Intelsat SA	319,194	9,715
Frontier Communications Parent, Inc.[13]	250,000	8,675
Clear Channel Outdoor Holdings, Inc.[13]	890,868	1,221
iHeartMedia, Inc., Class A13	310,596	615
Cumulus Media, Inc., Class A13	561,836	367
		20,593
Real estate 0.07%
WeWork, Inc.[7,13]	1,257,820	16,352
Total common stocks (cost: $896,842,000)		977,106
Preferred securities 0.36% Financials 0.16%
AH Parent, Inc., Class A, 10.50% perpetual cumulative preferred shares[4,7,10,13]	36,740	37,073
Industrials 0.11%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,13]	13,566	23,855
Consumer discretionary 0.09%
MYT Holdings, LLC, Series A, 10.00% preferred shares[8,13]	19,884,070	20,829
American High-Income Trust — Page 21 of 29

unaudited
Preferred securities (continued) Energy 0.00%	Shares	Value (000)
McDermott International, Ltd. 8.00% cumulative preferred shares[7,13]	1,130	$282
Total preferred securities (cost: $68,581,000)		82,039
Rights & warrants 0.00% Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026[13]	572	49
McDermott International, Inc., warrants, expire 7/1/2027[7,13]	845,563	— [9]
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[7,13]	19	— [9]
		49
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[7,13]	407,047	— [9]
Total rights & warrants (cost: $3,560,000)		49
Short-term securities 9.37% Money market investments 9.37%
Capital Group Central Cash Fund 4.50%[8,15]	21,260,726	2,126,498
Total short-term securities (cost: $2,126,470,000)		2,126,498
Total investment securities 98.85% (cost: $22,736,944,000)		22,429,688
Other assets less liabilities 1.15%		261,519
Net assets 100.00%		$22,691,207
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	1,846	4/3/2025	USD379,555	$(227)
5 Year U.S. Treasury Note Futures	Long	3,052	4/3/2025	324,442	(2,154)
30 Year Ultra U.S. Treasury Bond Futures	Long	19	3/31/2025	2,259	(117)
					$(2,498)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD203,370	$(16,232)	$(15,845)	$(387)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	39,271	(3,031)	(3,039)	8
					$(19,263)	$(18,884)	$(379)
American High-Income Trust — Page 22 of 29

unaudited
Investments in affiliates8

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.02%
Consumer discretionary 0.02%
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,4,7]	$47,228	$1,416	$—	$—	$(43,613)	$5,031	$1,572
Party City Holdings, Inc. 0% 10/12/2028[7]	— [9]	—	—	—	—	— [9]	—
Party City Holdings, Inc. 0% 10/12/2028[7]	— [9]	—	—	—	—	— [9]	—
						5,031
Information technology 0.00%
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 14.25% 8/11/2028[1,3,5]	204,979	571	206,138	5,726	(5,138)	— [9]	5,554
Total bonds, notes & other debt instruments						5,031
Common stocks 1.98%
Information technology 1.10%
Diebold Nixdorf, Inc.[13]	259,041	—	—	—	(9,397)	249,644	—
Health care 0.75%
Rotech Healthcare, Inc.[7,10,13]	177,581	—	—	—	(8,431)	169,150	—
Materials 0.12%
Venator Materials PLC[7,13]	35,494	—	—	—	(8,100)	27,394	—
Consumer discretionary 0.01%
MYT Holding Co., Class B13	933	—	—	—	1,916	2,849	—
Party City Holdco, Inc.[1,7,13]	424	—	—	—	(424)	— [9]	—
Party City Holdco, Inc.[7,13]	42,466	—	—	—	(42,466)	— [9]	—
						2,849
Total common stocks						449,037
Preferred securities 0.09%
Consumer discretionary 0.09%
MYT Holdings, LLC, Series A, 10.00% preferred shares[13]	12,676	—	—	—	8,153	20,829	—
Short-term securities 9.37%
Money market investments 9.37%
Capital Group Central Cash Fund 4.50%[15]	1,583,278	1,833,612	1,290,406	61	(47)	2,126,498	22,824
Total 11.46%				$5,787	$(107,547)	$2,601,395	$29,950
Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,8,13]	9/26/2013	$41,128	$169,150	.75%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,5]	9/13/2023	73,158	74,889.33
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,5]	9/13/2023-12/13/2024	5,352	5,385.02
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[6,7]	6/23/2023 - 10/22/2024	75,868	78,367.35
Ascent Resources, LLC, Class A7	4/25/2016-11/15/2016	4,340	42,713.19
American High-Income Trust — Page 23 of 29

unaudited
Restricted securities10 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
AH Parent, Inc., Class A, 10.50% perpetual cumulative preferred shares[4,7,13]	9/27/2024	$36,189	$37,073	.16%
McDermott International, Ltd.[13]	4/4/2018-12/31/2020	7,967	210	.00 [16]
Total		$244,002	$407,787	1.80%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,135,388,000, which represented 62.29% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $807,593,000, which represented 3.56% of the net assets of the fund.

[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[9]	Amount less than one thousand.
[10]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $407,787,000, which represented 1.80% of the net assets of the fund.

[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,672,000, which represented .07% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $39,228,000, which represented 0.17% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[15]	Rate represents the seven-day yield at 12/31/2024.
[16]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 24 of 29

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $985,859,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $411,949,000.
American High-Income Trust — Page 25 of 29

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
American High-Income Trust — Page 26 of 29

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$18,978,299	$92,787	$19,071,086
U.S. Treasury bonds & notes	—	112,998	—	112,998
Mortgage-backed obligations	—	—	12,722	12,722
Bonds & notes of governments & government agencies outside the U.S.	—	10,495	—	10,495
Municipals	—	10,235	—	10,235
Convertible bonds & notes	—	26,460	—	26,460
Common stocks	595,591	18,097	363,418	977,106
Preferred securities	—	20,829	61,210	82,039
Rights & warrants	49	—	— [1]	49
Short-term securities	2,126,498	—	—	2,126,498
Total	$2,722,138	$19,177,413	$530,137	$22,429,688

Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared credit default swaps	$—	$8	$—	$8
Liabilities:
Unrealized depreciation on futures contracts	(2,498)	—	—	(2,498)
Unrealized depreciation on centrally cleared credit default swaps	—	(387)	—	(387)
Total	$(2,498)	$(379)	$—	$(2,877)
1
Amount less than one thousand.
2
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended
December 31, 2024 (dollars in thousands):
	Beginning value at 10/1/2024	Transfers into Level 3[3]	Purchases	Sales	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3[3]	Ending value at 12/31/2024
Investment securities	$330,415	$24,006	$—	$—	$(2,173)	$177,889	$—	$530,137
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at December 31, 2024								$176,267
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American High-Income Trust — Page 27 of 29

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$105,509	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	$363,418	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
			Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			Broker quote	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	3% - 11%	4%	Decrease
		Market compa- rables	EV/EBITDA multiple	6.4x	6.4x	Increase
			Expected proceeds	Not applicable	Not applicable	Not applicable
			Price to book value multiple	0.7x	0.7x	Increase
			Premium to Price to book value multiple	30%	30%	Increase
			DLOM	8% - 15%	9%	Decrease
Preferred securities	$61,210	Market compa- rables	EV/EBITDA multiple	5.1x	5.1x	Increase
			DLOM	15%	15%	Decrease
			Yield	10%	10%	Decrease
			Redemption price	Not applicable	Not applicable	Not applicable
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
Rights & warrants	— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$530,137
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EUR = Euros
EV = Enterprise value
G.O. = General Obligation

GBP = British pounds
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
American High-Income Trust — Page 28 of 29

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-021-0225
American High-Income Trust — Page 29 of 29